Business Combination	6 Months Ended
Jun. 30, 2022
Business Combinations [Abstract]
BUSINESS COMBINATION

3.      BUSINESS COMBINATION

As discussed in Note 1, on April 26, 2022, the Business Combination was consummated. Pursuant to the Company’s certificate of incorporation, the Company is authorized to issue 500,000,000 shares of capital stock consisting of 455,000,000 shares of Class A Common Stock, 44,000,000 shares of Class B Common Stock, and 1,000,000 shares of preferred stock. All stock has a par value of $0.0001 per share. The holders of Class A Common Stock are entitled to one vote for each share of Class A Common Stock held. The holders of Class B Common Stock are entitled to ten votes per share on all matters submitted to stockholders for their vote or approval. No shares of preferred stock were issued and outstanding as of June 30, 2022.

The Business Combination was approved by ATSP’s stockholders at a special meeting thereof (the “Special Meeting”), held in lieu of the 2022 annual meeting of the Company’s stockholders. The Business Combination fulfilled the definition of an “initial business combination” as required by the ATSP’s Amended and Restated Certificate of Incorporation. This fulfillment resulted in ATSP ceasing to be a shell company upon the Closing.

An aggregate of 12,767,950 shares of Class A Common Stock sold in ATSP’s initial public offering (the “public shares”) exercised their rights to redemption. The redemption right provided holders the right to have their shares redeemed for a pro rata portion of the trust account holding the proceeds from ATSP’s initial public offering. The value of the shares is calculated as of two (2) business days prior to the date of the Special Meeting, which was $10.00 per share, or $127,680 in the aggregate.

As a result of the Business Combination, among other things (1) all outstanding shares of Legacy SoundHound Common Stock as of immediately prior to the Closing (including Legacy SoundHound Common Stock resulting from the Legacy SoundHound Preferred Stock Conversion), were exchanged at an conversion ratio of 5.5562 (the “Conversion Ratio”) for an aggregate of 140,114,060 shares of Class A Common Stock and 40,396,600 Class B Common Stock; (2) each outstanding warrant to purchase shares of Legacy SoundHound Common Stock automatically converted into a warrant to purchase, subject to substantially the same terms and conditions as were applicable under these warrants prior to the Effective Time, shares of Class A Common Stock, proportionately adjusted for the Conversion Ratio, with the per share exercise price equal to the exercise price prior to the Effective Time divided by the Conversion Ratio and were net exercised upon the Closing; (3) each outstanding option to purchase shares of Legacy SoundHound Common Stock converted into an option to purchase, subject to substantially the same terms and conditions as were applicable under these options prior to the Effective Time, shares of Class A Common Stock equal to the number of shares subject to such option prior to the Effective Time multiplied by the Conversion Ratio, with the per share exercise price equal to the exercise price prior to the Effective Time divided by the Conversion Ratio; (4) each Legacy SoundHound RSU converted into a restricted stock unit of SoundHound, subject to substantially the same terms and conditions as were applicable under the SoundHound RSU prior to the Closing. SoundHound RSU holders received the same consideration holders would have received if the SoundHound RSU was converted into Legacy SoundHound Common Stock immediately prior to the Effective Time.

In connection with the Merger Agreement, ATSP entered into subscription agreements (collectively, the “Subscription Agreements”) with certain accredited investors (the “Subscribers”). Pursuant to the Subscription Agreements, the Subscribers agreed to purchase, and ATSP agreed to sell to the Subscribers, an aggregate of 11,300,000 shares of Class A Common Stock (“PIPE Shares”), for a purchase price of $10.00 per share and an aggregate purchase price of $113,000,000 (the “PIPE Investment”). The PIPE shares are identical to the shares of Class A Common Stock that were held by the ATSP’s public stockholders at the time of the Closing, except that the PIPE Shares were not entitled to any redemption rights. The sale of PIPE Shares was consummated concurrently with the Closing.

The Business Combination is accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, ATSP was treated as the “acquired” company for financial reporting purposes (See Note 1). The net assets of Legacy SoundHound were stated at historical cost, with no goodwill or other intangible assets recorded.

In accounting for the Business Combination and after redemptions, net proceeds received by the Company totaled $90,691. The table below shows the total net proceeds from the Business Combination and the PIPE Investment:

Cash – ATSP trust and cash (net of redemption)	$5,357
Cash – PIPE Investment	113,000
Less: transaction costs	(27,666)
Net proceeds from Business Combination and PIPE Investment	$90,691

Relating to the consummation of the Business Combination, the Company incurred $27,666 in total transaction costs consisting of direct legal, accounting and other fees. $4,068 of Legacy SoundHound transaction costs specific and directly attributable to the Business Combination were initially capitalized as deferred offering costs on the condensed consolidated balance sheets. Total transaction expenses were recorded as an offset against proceeds received on the closing of the Business Combination, accounted for as additional paid-in capital.

The amount recorded to additional paid-in-capital was comprised of $86,584 net proceeds from the PIPE investment and $4,105 after net redemptions of ATSP shareholders.

The number of shares of common stock issued immediately following the consummation of the Business Combination was as follows:

Class A Common Stock – conversion of Legacy SoundHound Common Stock and Legacy SoundHound Preferred Stock outstanding prior to Business Combination	140,114,060
Class B Common Stock – conversion of Legacy SoundHound Common Stock and Legacy SoundHound Preferred Stock outstanding prior to Business Combination	40,396,600
Class A Common Stock – PIPE Investment	11,300,000
Class A Common Stock – issuance to ATSP shareholders	532,050
Class A Common Stock – issuance to Legacy SoundHound founders and representatives	4,161,000
Total shares of common stock immediately after Business Combination	196,503,710